Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Jan. 31, 2026	Jan. 31, 2025
Cash flows from operating activities:
Net loss	$ (1,511,930)	$ (682,888)	$ (3,074,964)	$ (5,137,332)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	345,000	277,500	1,454,167	2,966,115
Amortization of debt discount	36,801		7,006	19,490
Change in assets and liabilities:
Prepaid expenses	(40,884)	(65,735)	71,764	(82,882)
Other receivable	35,000	3,644	(31,356)
Accounts payable and accrued expenses	225,689	46,367	153,563	(176,573)
Accounts payable and accrued expenses - related party	(35,613)	66,012	212,700	(366,295)
Accrued interest	90,879	129,133	388,517	273,969
Net cash used in operating activities	(855,058)	(225,967)	(818,603)	(2,503,508)
Cash flows from financing activities:
Proceeds from convertible notes payable	1,255,000
Proceeds from note payable		25,000	249,258	100,000
Proceeds from notes payable to related party	100,000		209,000
Repayment of debenture	(250,000)			(5,000)
Proceeds from exercise of warrants		108,000	283,941	384,000
Repayment of notes payable	(110,000)
Net cash provided by financing activities	995,000	133,000	742,199	2,574,040
Net (decrease) increase in cash	139,942	(92,967)	(76,404)	70,532
Cash at beginning of period	24,274	100,678	100,678	30,146
Cash at end of period	164,216	7,711	24,274	100,678
Cash paid for interest	37,814	11,785	93,460	110,712
Cash paid for taxes
Non-cash investing and financing activities:
Conversion of convertible notes payable	102,947			1,048,793
Issuance of warrants for convertible notes payable	780,854
Deferred offering costs	$ 133,082
Proceeds from sale of preferred stock, net				2,095,040
Cashless exercise of warrants and options				20,563
Conversion of accounts payable into common stock				$ 30,000